Equity - Deferred share units (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	865,344	1,125,250
Granted (in shares)	179,469	87,682
Exercised (in shares)	(297,600)	(347,588)
Balance at (in shares)	747,213	865,344